Accrued Liabilities	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Liabilities

10. Accrued Liabilities

Accrued liabilities consist of the following:

	As of December 31,
	2021	2020
Accrued loan interest and loan fees	$3,355	$1,817
Accrued operating expenses	4,076	4,953
Accrued capitalized expenses	371	1,350
Accrued voyage expenses and commissions	2,472	1,577
Accrued general and administrative expenses	1,121	992
Total	$11,395	$10,689